Financing Agreements - Credit Facilities (Detail) (USD $)	Jun. 30, 2013		Dec. 31, 2012
Line of Credit Facility [Line Items]
Capacity	$ 9,713,900,000		$ 12,628,300,000
Utilization	7,313,200,000		8,191,300,000
Unused Commitment	2,395,400,000		2,782,400,000
Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	9,196,200,000		8,946,200,000
Utilization	6,800,800,000
Unused Commitment	2,395,400,000
Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	242,700,000		3,407,100,000
Utilization	242,700,000
Unused Commitment	0
Secured Debt
Line of Credit Facility [Line Items]
Capacity	275,000,000		275,000,000
Utilization	269,700,000
Unused Commitment	0
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			3,500,000,000	[1]
Utilization			1,953,800,000	[1]
Unused Commitment			1,546,200,000	[1]
ING U.S., Inc. | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	3,500,000,000	[2]
Utilization	2,210,800,000	[2]
Unused Commitment	1,289,200,000	[2]
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC
Line of Credit Facility [Line Items]
Capacity			1,605,000,000	[1]
Utilization			30,100,000	[1]
Unused Commitment			0	[1]
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	15,000,000	[2],[3]
Utilization	15,000,000	[2],[3]
Unused Commitment	0	[2],[3]
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			750,000,000
Utilization			750,000,000
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	750,000,000
Utilization	750,000,000
Unused Commitment	0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			750,000,000
Utilization			750,000,000
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	750,000,000
Utilization	750,000,000
Unused Commitment	0
Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			825,000,000	[1]
Utilization			825,000,000	[1]
Unused Commitment			0	[1]
Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	825,000,000	[2]
Utilization	825,000,000	[2]
Unused Commitment	0	[2]
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			500,000,000
Utilization			500,000,000
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	750,000,000
Utilization	750,000,000
Unused Commitment	0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			300,000,000	[4]
Utilization			225,600,000	[4]
Unused Commitment			0	[4]
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	225,600,000	[2],[3]
Utilization	225,600,000	[2],[3]
Unused Commitment	0	[2],[3]
ReliaStar Life Insurance Company
Line of Credit Facility [Line Items]
Capacity			265,000,000
Utilization			265,000,000
Unused Commitment			0
ReliaStar Life Insurance Company | Committed and Conditional
Line of Credit Facility [Line Items]
Capacity	265,000,000
Utilization	265,000,000
Unused Commitment	0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			475,000,000
Utilization			475,000,000
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	475,000,000
Utilization	475,000,000
Unused Commitment	0
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			2,100,000
Utilization			2,100,000
Unused Commitment			0
ING U.S., Inc. | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	2,100,000
Utilization	2,100,000
Unused Commitment	0
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			10,000,000
Utilization			4,700,000
Unused Commitment			0
ING U.S., Inc. | Secured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	10,000,000
Utilization	4,700,000
Unused Commitment	0
ING U.S., Inc. / Roaring River III LLC
Line of Credit Facility [Line Items]
Capacity			1,151,200,000
Utilization			445,000,000
Unused Commitment			706,200,000
ING U.S., Inc. / Roaring River III LLC | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	1,151,200,000
Utilization	520,000,000
Unused Commitment	631,200,000
ING U.S., Inc. / Roaring River II LLC
Line of Credit Facility [Line Items]
Capacity			995,000,000
Utilization			465,000,000
Unused Commitment			530,000,000
ING U.S., Inc. / Roaring River II LLC | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	995,000,000
Utilization	520,000,000
Unused Commitment	475,000,000
ING Bank
Line of Credit Facility [Line Items]
Capacity	1,315,600,000		4,480,000,000
Utilization	1,223,500,000		2,720,200,000
Unused Commitment	92,100,000		110,400,000
SLDI
Line of Credit Facility [Line Items]
Capacity			1,500,000,000	[1]
Utilization			1,500,000,000	[1]
Unused Commitment			0	[1]
Secured Debt
Line of Credit Facility [Line Items]
Capacity			275,000,000
Utilization			269,700,000
Unused Commitment			0
Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity			3,407,100,000
Utilization			1,757,800,000
Unused Commitment			0
Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity			8,946,200,000
Utilization			6,163,800,000
Unused Commitment			$ 2,782,400,000

[1]	Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
[2]	Refer to the Related Party Transactions Note to these Condensed Consolidated Financial Statements for additional information.
[3]	Facilities matured as of date stated above. Each LOC issued prior to the facility expiring remains outstanding until its stated expiry date.
[4]	This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013.